Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value			$ 0.0001
Common stock, shares authorized			100,000,000
Common stock, shares outstanding		23,270,404	17,057,085
Revision of Prior Period, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	33,592,055	23,270,404
Common stock, shares outstanding	33,592,055	23,270,404